Accounting for Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the net notional volume buy/(sell) of the Company's open derivative transactions broken out by commodity as of December 31, 2016 and 2015:

		Total Volume
		December 31, 2016	December 31, 2015
Commodity	Units	(In millions)
Natural Gas	MMBtu	3	4
Interest	Dollars	$2,070	$1,991

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets	Derivative Liabilities
	December 31, 2016	December 31, 2016	December 31, 2015
	(In millions)
Derivatives Designated as Cash Flow Hedges:
Interest rate contracts current	$—	$26	$34
Interest rate contracts long-term	1	39	56
Total Derivatives Designated as Cash Flow Hedges	1	65	90
Derivatives Not Designated as Cash Flow Hedges:
Interest rate contracts current	—	5	3
Interest rate contracts long-term	—	5	5
Commodity contracts current	2	1	2
Total Derivatives Not Designated as Cash Flow Hedges	2	11	10
Total Derivatives	$3	$76	$100

Offsetting Liabilities [Table Text Block]

	Gross Amounts Not Offset in the Statement of Financial Position
As of December 31, 2016	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Net Amount
Commodity contracts:	(In millions)
Derivative assets	$2	$—	$2
Derivative liabilities	(1)	—	(1)
Total commodity contracts	1	—	1
Interest rate contracts:
Derivative assets	1	(1)	—
Derivative liabilities	(75)	1	(74)
Total interest rate contracts	(74)	—	(74)
Total derivative instruments	$(73)	$—	$(73)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table summarizes the effects on the Company’s accumulated OCL balance attributable to interest rate swaps designated as cash flow hedge derivatives:

	Year ended December 31,
	2016	2015	2014
	(In millions)
Accumulated OCL beginning balance	$(99)	$(82)	$(17)
Reclassified from accumulated OCL to income due to realization of previously deferred amounts	17	17	15
Mark-to-market of cash flow hedge accounting contracts	(4)	(34)	(80)
Accumulated OCL ending balance	(86)	(99)	(82)
Accumulated OCL attributable to noncontrolling interests	(3)	(3)	(2)
Accumulated OCL attributable to NRG Yield LLC	$(83)	$(96)	$(80)
Losses expected to be realized from OCL during the next 12 months	$19

Amounts reclassified from accumulated OCL into income and amounts recognized in income from the ineffective portion of cash flow hedges are recorded to interest expense. There was no ineffectiveness for the years ended December 31, 2016, 2015 and 2014.